Income tax and tax loss carryforwards, Components of deferred tax liability (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Components of deferred tax liability [Abstract]
Portion of tax loss carryforwards for subsequent years	$ 336,395	$ 350,272
Inventories and provisions - net	17,378	41,080
Concession rights and property, vessels and equipment	(559,949)	(706,976)
Total deferred tax liability	$ (206,176)	$ (315,624)
Percentage of recoverable tax losses	41.00%